OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 3:	OTHER CURRENT ASSETS

	December 31,
	2023	2022
Prepaid expenses	$133	$224
Advances to suppliers	337	337
Government institutions	479	740
Guaranty held by customer	662	621
Other	131	317
	$1,742	$2,239